Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years	10 years
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	1 year	1 year
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years	3 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years